RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Amounts Due From and To Affiliates
Due from affiliates and Due to affiliates consisted of the following:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2023	2022
Due from Affiliates
Receivables related to share and cash-based compensation	$776	$782
Other transactions with related parties	34	—
	$810	$782

Due to Affiliates
Borrowings on short-term credit facility	$124	$—
Other transactions with related parties	44	3
	$168	$3